RELATED PARTY TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Contract liabilities - related parties	$ 150	$ 1
Investment securities - related parties	2,221
Loan receivable from a related party	269,539
Shortterm borrowings	802,519	226,772
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable	107,816	22,430
Contract liabilities - related parties	150	1
Prepayments and other current assets, net	74,558	28,744
Other non-current assets	1,113	2,706
Accounts payable	410,433	340,419
Accrued expenses and other current liabilities	213,582	289,845
Other non-current liabilities	1,471	1,634
Operating lease liabilities-related parties, current	1,028	840
Operating lease liabilities, non-current	10,729	12,064
Investment securities - related parties	2,221	$ 3,326
Loan receivable from a related party	269,539
Shortterm borrowings	$ 199,570